SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2023

Diversified Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 91.6%
Australia — 0.9%
Ampol	633	$13
ANZ Group Holdings	7,303	117
APA Group	3,133	21
Aristocrat Leisure Ltd	1,434	36
ASX Ltd	462	21
Aurizon Holdings Ltd	4,888	11
BHP Group	12,409	364
BlueScope Steel Ltd	1,066	14
Brambles Ltd	3,683	35
Cochlear Ltd	158	26
Coles Group Ltd	3,236	39
Commonwealth Bank of Australia	4,149	272
Computershare Ltd	1,443	21
CSL	1,180	234
Dexus *‡	2,856	15
Endeavour Group	3,298	15
Fortescue Metals Group Ltd	4,113	57
Goodman Group ‡	4,107	52
GPT Group ‡	5,087	15
IDP Education	554	10
IGO	1,566	14
Insurance Australia Group	6,546	22
James Hardie Industries PLC	1,067	24
Lendlease	1,829	9
Lottery	5,911	20
Macquarie Group Ltd	896	108
Medibank Pvt Ltd	6,342	15
Mineral Resources	408	20
Mirvac Group ‡	9,032	14
National Australia Bank Ltd	7,704	147
Newcrest Mining Ltd	2,162	41
Northern Star Resources	2,780	25
Orica	1,194	13
Origin Energy Ltd	4,122	23
Pilbara Minerals	5,899	17
Qantas Airways *	2,454	11
QBE Insurance Group Ltd	3,585	36
Ramsay Health Care	436	19
REA Group	140	13
Reece	600	7
Rio Tinto Ltd	903	67
Santos Ltd	7,917	37
Scentre Group ‡	12,430	24
SEEK Ltd	895	14
Sonic Healthcare	1,097	26
South32	11,043	31
Stockland ‡	5,507	16
Suncorp Group Ltd	3,031	25
Telstra Group	9,719	28
Transurban Group	7,486	74
Treasury Wine Estates Ltd	1,665	15

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vicinity ‡	10,276	$14
Washington H Soul Pattinson & Co Ltd	575	12
Wesfarmers Ltd	2,767	95
Westpac Banking	8,550	127
WiseTech Global	340	15
Woodside Energy Group	4,632	103
Woolworths Group Ltd	2,962	76
Xero *	359	22
		2,807

Austria — 0.0%
Erste Group Bank AG	827	30
OMV	340	16
Verbund AG	156	14
voestalpine AG	308	11
		71

Belgium — 0.1%
Ageas	373	17
Anheuser-Busch InBev SA/NV	2,122	139
Argenx *	134	52
D'ieteren Group	66	13
Elia Group	88	12
Groupe Bruxelles Lambert SA	237	21
KBC Group NV	606	43
Sofina	41	9
Solvay SA	177	21
UCB SA	304	28
Umicore SA	483	16
Warehouses De Pauw CVA ‡	429	13
		384

Denmark — 0.4%
AP Moller - Maersk A/S, Cl B	13	23
AP Moller - Maersk A/S, Cl A	8	14
Carlsberg A/S, Cl B	235	39
Chr Hansen Holding A/S	280	22
Coloplast A/S, Cl B	287	41
Danske Bank A/S	1,665	35
Demant A/S *	245	10
DSV	456	86
Genmab A/S *	160	66
Novo Nordisk A/S, Cl B	4,058	676
Novozymes A/S, Cl B	491	26
Orsted A/S	458	41
Pandora A/S	216	20
ROCKWOOL, Cl B	24	6
Tryg A/S	956	23
Vestas Wind Systems	2,456	68
		1,196

Finland — 0.1%
Elisa	340	21
Fortum	1,034	15

Adviser Managed Trust / Quarterly Report / April 30, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2023

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kesko, Cl B	626	$13
Kone, Cl B	823	47
Metso Outotec	1,763	20
Neste Oyj	1,067	52
Nokia	13,138	56
Orion Oyj, Cl B	283	13
Sampo Oyj, Cl A	1,165	59
Stora Enso, Cl R	1,271	16
UPM-Kymmene	1,345	43
Wartsila Abp	1,257	15
		370

France — 1.6%
Accor SA	391	14
Aeroports de Paris	79	13
Air Liquide	1,281	231
Alstom SA	849	21
Amundi SA	162	11
Arkema SA	158	16
AXA SA	4,597	150
BioMerieux	111	12
BNP Paribas SA	2,716	176
Bollore SA	2,023	14
Bouygues SA	535	20
Bureau Veritas	781	22
Capgemini SE	399	73
Carrefour SA	1,428	30
Cie de Saint-Gobain	1,192	69
Cie Generale des Etablissements Michelin SCA	1,711	54
Covivio ‡	126	7
Credit Agricole SA	3,214	39
Danone SA	1,566	104
Dassault Aviation	67	13
Dassault Systemes	1,621	66
Edenred	603	39
Eiffage SA	199	24
Engie SA	4,630	74
EssilorLuxottica SA	711	141
Eurazeo SE	116	8
Eurofins Scientific	322	22
Euronext	198	16
Gecina SA ‡	122	14
Getlink SE	1,168	22
Hermes International	77	167
Ipsen	100	12
Kering	183	117
Klepierre SA ‡	571	14
La Francaise des Jeux SAEM	279	12
Legrand	648	61
L'Oreal SA	591	282
LVMH Moet Hennessy Louis Vuitton	678	652
Orange SA	4,849	63

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pernod Ricard SA	504	$116
Publicis Groupe	575	47
Remy Cointreau SA	62	11
Renault SA	444	16
Safran SA	835	130
Sanofi	2,794	308
Sartorius Stedim Biotech	64	17
Schneider Electric SE	1,328	231
SEB SA	66	8
Societe Generale SA	2,035	50
Sodexo SA	212	23
STMicroelectronics	1,664	71
Teleperformance	157	31
Thales SA	258	39
TotalEnergies	6,095	390
Unibail-Rodamco-Westfield *‡	313	17
Valeo	548	11
Veolia Environnement SA	1,678	53
Vinci SA	1,316	163
Vivendi SA	1,914	21
Wendel SA	71	8
Worldline *	573	25
		4,681

Germany — 1.1%
adidas AG	394	69
Allianz	987	248
Aroundtown SA	2,653	4
BASF	2,243	116
Bayer	2,402	158
Bayerische Motoren Werke	807	90
Bechtle	217	10
Beiersdorf AG	268	38
Brenntag AG	410	33
Carl Zeiss Meditec	107	14
Commerzbank AG	2,561	29
Continental AG	292	20
Covestro	513	23
Daimler Truck Holding	1,093	36
Delivery Hero *	452	18
Deutsche Bank AG	5,015	55
Deutsche Boerse AG	463	88
Deutsche Lufthansa AG *	1,374	15
Deutsche Post	2,420	116
Deutsche Telekom AG	7,928	192
E.ON SE	5,464	72
Evonik Industries AG	557	12
Fresenius Medical Care AG & Co KGaA	492	24
Fresenius SE & Co KGaA	1,016	29
GEA Group AG	351	17
Hannover Rueck SE	145	31
HeidelbergCement AG	348	26
HelloFresh *	439	12

Adviser Managed Trust / Quarterly Report / April 30, 2023

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Henkel AG & Co KGaA	276	$20
Infineon Technologies	3,188	116
Knorr-Bremse	193	14
LEG Immobilien	197	12
Mercedes-Benz Group	1,961	153
Merck KGaA	314	56
MTU Aero Engines AG	142	37
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	342	129
Nemetschek	153	12
Puma SE	243	14
QIAGEN *	546	24
Rational	14	10
Rheinmetall	116	34
RWE AG	1,563	74
SAP SE	2,558	347
Scout24	213	13
Siemens	1,873	308
Siemens Energy	1,250	31
Siemens Healthineers AG	683	43
Symrise, Cl A	321	39
Telefonica Deutschland Holding AG	2,765	9
United Internet AG	258	5
Volkswagen AG	78	13
Vonovia SE	1,902	41
Zalando *	535	22
		3,171

Hong Kong — 0.3%
AIA Group Ltd	29,000	314
BOC Hong Kong Holdings Ltd	9,000	28
Budweiser Brewing APAC	4,600	13
CK Asset Holdings Ltd	5,000	29
CK Hutchison Holdings Ltd	7,000	47
CK Infrastructure Holdings Ltd	1,500	8
CLP Holdings	4,000	30
ESR Group	5,400	8
Futu Holdings ADR *	100	4
Galaxy Entertainment Group Ltd *	5,000	35
Hang Lung Properties Ltd	5,000	9
Hang Seng Bank Ltd	1,800	27
Henderson Land Development Co Ltd	3,000	11
HKT Trust & HKT Ltd	10,000	13
Hong Kong & China Gas	27,000	24
Hong Kong Exchanges & Clearing Ltd	2,900	120
Link REIT ‡	6,120	40
MTR Corp Ltd	4,000	20
New World Development	4,000	11
Power Assets Holdings	3,500	20
Sands China Ltd *	5,600	20
Sino Land Co Ltd	8,150	11
SITC International Holdings	3,000	6
Sun Hung Kai Properties Ltd	3,500	49

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Swire Pacific Ltd, Cl A	1,000	$8
Swire Properties Ltd	3,200	8
Techtronic Industries Co Ltd	3,500	38
WH Group Ltd	22,000	12
Wharf Real Estate Investment Co Ltd	4,000	23
Xinyi Glass Holdings	5,000	9
		995

Ireland — 0.7%
Accenture PLC, Cl A	3,963	1,111
AIB Group PLC	2,840	12
Bank of Ireland Group PLC	2,572	27
CRH PLC	1,821	88
Eaton Corp PLC	2,487	415
Experian PLC	2,243	79
Jazz Pharmaceuticals PLC *	399	56
Kerry Group PLC, Cl A	385	41
Paddy Power Betfair PLC *	407	81
Pentair PLC	1,065	62
Perrigo PLC	869	32
Smurfit Kappa Group PLC	590	22
		2,026

Israel — 0.1%
Azrieli Group	113	7
Bank Hapoalim BM	3,046	26
Bank Leumi Le-Israel	3,712	29
Bezeq The Israeli Telecommunication	5,508	7
Check Point Software Technologies *	200	25
Elbit Systems Ltd	71	13
First International Bank of Israel	147	5
ICL Group	1,880	12
Israel Discount Bank, Cl A	2,828	14
Mizrahi Tefahot Bank Ltd	410	13
Nice Ltd *	169	35
Teva Pharmaceutical Industries ADR *	2,900	25
Tower Semiconductor *	290	13
Wix.com Ltd *	457	40
		264

Italy — 0.3%
Amplifon	331	12
Assicurazioni Generali SpA	2,697	56
CNH Industrial NV	2,718	38
Davide Campari-Milano	1,207	16
DiaSorin	67	7
Enel SpA	19,867	136
Eni SpA	6,095	92
Ferrari	307	86
FinecoBank Banca Fineco	1,459	22
Infrastrutture Wireless Italiane	892	12
Intesa Sanpaolo SpA	39,385	104
Mediobanca Banca di Credito Finanziario	1,403	15
Moncler SpA	496	37

Adviser Managed Trust / Quarterly Report / April 30, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2023

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nexi *	1,567	$13
Poste Italiane	1,387	14
Prysmian SpA	611	25
Recordati Industria Chimica e Farmaceutica	278	13
Snam SpA	4,842	27
Stellantis	5,483	91
Telecom Italia	26,461	8
Terna - Rete Elettrica Nazionale	3,384	29
UniCredit SpA	4,685	93
		946

Japan — 2.7%
Advantest	400	31
Aeon Co Ltd	1,700	35
AGC Inc/Japan	500	19
Aisin	400	12
Ajinomoto Co Inc	1,100	39
ANA Holdings Inc *	400	9
Asahi Group Holdings	1,100	42
Asahi Intecc Co Ltd	500	9
Asahi Kasei	3,300	23
Astellas Pharma Inc	4,500	68
Azbil	300	8
Bandai Namco Holdings Inc	1,500	34
BayCurrent Consulting	300	10
Bridgestone Corp	1,400	56
Brother Industries Ltd	600	9
Canon Inc	2,500	59
Capcom	400	15
Central Japan Railway Co	300	37
Chiba Bank Ltd/The	1,400	9
Chubu Electric Power Co Inc	1,500	17
Chugai Pharmaceutical Co Ltd	1,700	44
Concordia Financial Group Ltd	2,900	11
CyberAgent	1,100	10
Dai Nippon Printing	500	14
Daifuku Co Ltd	600	11
Dai-ichi Life Holdings Inc	2,500	46
Daiichi Sankyo Co Ltd	4,300	147
Daikin Industries Ltd	649	117
Daito Trust Construction Co Ltd	143	13
Daiwa House Industry	1,400	36
Daiwa House Investment Corp, Cl A ‡	5	11
Daiwa Securities Group	3,500	16
Denso Corp	1,012	61
Dentsu Group	500	18
Disco Corp	210	24
East Japan Railway Co	700	40
Eisai Co Ltd	600	34
ENEOS Holdings	7,400	26
FANUC	2,300	77
Fast Retailing	453	106

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fuji Electric Co Ltd	300	$12
FUJIFILM Holdings Corp	900	47
Fujitsu Ltd	500	66
GLP J-REIT ‡	11	13
GMO Payment Gateway	100	8
Hakuhodo DY Holdings Inc	600	7
Hamamatsu Photonics KK	300	16
Hankyu Hanshin Holdings Inc	500	16
Hikari Tsushin Inc	39	5
Hirose Electric	63	8
Hitachi Construction Machinery Co Ltd	300	7
Hitachi Ltd	2,400	132
Honda Motor Co Ltd	4,000	105
Hoshizaki	200	7
Hoya	839	88
Hulic Co Ltd	1,000	9
Ibiden	300	12
Idemitsu Kosan	500	11
Iida Group Holdings Co Ltd	400	7
Inpex	2,500	27
Isuzu Motors Ltd	1,500	18
ITOCHU Corp	2,900	96
Itochu Techno-Solutions	200	5
Japan Airlines	400	8
Japan Exchange Group Inc	1,300	21
Japan Metropolitan Fund Invest ‡	16	12
Japan Post Bank Co Ltd	3,800	30
Japan Post Holdings Co Ltd	6,000	49
Japan Post Insurance	500	8
Japan Real Estate Investment ‡	3	12
Japan Tobacco Inc	3,000	64
JFE Holdings Inc	1,300	15
JSR	400	9
Kajima Corp	1,100	14
Kansai Electric Power Co Inc/The	1,700	18
Kao	1,100	44
KDDI Corp	3,900	122
Keio Corp	200	7
Keisei Electric Railway Co Ltd	300	11
Keyence Corp	500	224
Kikkoman Corp	300	18
Kintetsu Group Holdings Co Ltd	400	13
Kirin Holdings Co Ltd	2,200	36
Kobayashi Pharmaceutical Co Ltd	100	6
Kobe Bussan	400	11
Koei Tecmo Holdings	300	5
Koito Manufacturing Co Ltd	500	10
Komatsu Ltd	2,300	56
Konami Group	200	10
Kose Corp	100	12
Kubota	2,400	36
Kurita Water Industries Ltd	200	8

Adviser Managed Trust / Quarterly Report / April 30, 2023

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kyocera Corp	800	$42
Kyowa Hakko Kirin Co Ltd	700	16
Lasertec	200	27
Lixil	600	9
M3 Inc	1,100	27
Makita Corp	500	14
Marubeni Corp	3,900	55
MatsukiyoCocokara	300	16
Mazda Motor	1,500	13
McDonald's Holdings Co Japan Ltd	200	8
MEIJI Holdings Co Ltd	500	12
MINEBEA MITSUMI Inc	900	17
MISUMI Group	700	18
Mitsubishi Chemical Group	3,000	17
Mitsubishi Corp	3,100	114
Mitsubishi Electric Corp	4,700	58
Mitsubishi Estate Co Ltd	2,800	34
Mitsubishi HC Capital	1,800	9
Mitsubishi Heavy Industries Ltd	800	30
Mitsubishi UFJ Financial Group Inc	29,200	183
Mitsui & Co Ltd	3,500	109
Mitsui Chemicals Inc	300	8
Mitsui Fudosan Co Ltd	2,200	43
Mitsui OSK Lines Ltd	900	22
Mizuho Financial Group Inc	6,100	88
MonotaRO Co Ltd	500	8
MS&AD Insurance Group Holdings Inc	1,100	36
Murata Manufacturing Co Ltd	1,400	81
NEC Corp	600	23
Nexon Co Ltd	1,200	27
NGK Insulators Ltd	600	7
NIDEC CORP	1,100	54
Nihon M&A Center Holdings	800	6
Nintendo Co Ltd	2,700	113
Nippon Building Fund ‡	4	17
NIPPON EXPRESS HOLDINGS INC	200	12
Nippon Paint Holdings Co Ltd	2,200	20
Nippon Prologis Inc ‡	5	11
Nippon Sanso Holdings	400	7
Nippon Shinyaku	100	5
Nippon Steel Corp	2,100	45
Nippon Telegraph & Telephone Corp	3,000	91
Nippon Yusen	1,200	28
Nissan Chemical	300	13
Nissan Motor Co Ltd	5,500	20
Nisshin Seifun Group Inc	500	6
Nissin Foods Holdings Co Ltd	100	10
Nitori Holdings Co Ltd	200	25
Nitto Denko Corp	200	13
Nomura Holdings Inc	7,000	25
Nomura Real Estate Holdings Inc	300	7
Nomura Real Estate Master Fund ‡	11	13

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nomura Research Institute Ltd	1,000	$25
NTT Data	1,500	20
Obayashi Corp	1,700	14
Obic Co Ltd	200	31
Odakyu Electric Railway Co Ltd	800	11
Oji Holdings Corp	2,200	9
Olympus Corp	3,000	52
Omron Corp	400	23
Ono Pharmaceutical Co Ltd	900	18
Open House Group	200	8
Oracle Corp Japan	100	7
Oriental Land Co Ltd/Japan	2,400	85
ORIX	3,000	51
Osaka Gas Co Ltd	900	15
Otsuka Corp	300	11
Otsuka Holdings	1,000	34
Pan Pacific International Holdings Corp	900	17
Panasonic Holdings	5,400	50
Persol Holdings Co Ltd	400	8
Rakuten Group	2,300	11
Recruit Holdings Co Ltd	3,500	98
Renesas Electronics Corp *	2,800	36
Resona Holdings Inc	5,200	26
Ricoh Co Ltd	1,200	10
Rohm Co Ltd	200	15
SBI Holdings Inc/Japan	600	12
SCSK	400	6
Secom	500	32
Seiko Epson Corp	700	11
Sekisui Chemical Co Ltd	800	11
Sekisui House	1,600	33
Seven & i Holdings Co Ltd	1,800	81
SG Holdings Co Ltd	600	9
Sharp Corp/Japan	600	4
Shimadzu Corp	600	19
Shimano Inc	200	31
Shimizu Corp	1,500	9
Shin-Etsu Chemical	4,500	128
Shionogi & Co Ltd	600	27
Shiseido Co Ltd	1,000	50
Shizuoka Financial Group	1,200	9
SMC Corp/Japan	148	74
SoftBank	7,000	79
SoftBank Group Corp	2,900	108
Sompo Holdings Inc	800	33
Sony Group	3,100	292
Square Enix Holdings	200	10
Subaru Corp	1,600	26
SUMCO Corp	900	12
Sumitomo Chemical Co Ltd	3,400	11
Sumitomo Corp	2,800	50
Sumitomo Electric Industries	1,700	22

Adviser Managed Trust / Quarterly Report / April 30, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2023

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sumitomo Metal Mining Co Ltd	600	$22
Sumitomo Mitsui Financial Group Inc	3,200	130
Sumitomo Mitsui Trust Holdings Inc	800	29
Sumitomo Realty & Development	800	19
Suntory Beverage & Food Ltd	300	11
Suzuki Motor Corp	900	31
Sysmex Corp	400	26
T&D Holdings	1,200	15
Taisei	400	14
Takeda Pharmaceutical Co Ltd	3,700	123
TDK Corp	1,000	34
Terumo Corp	1,600	48
TIS	500	14
Tobu Railway Co Ltd	500	13
Toho Co Ltd/Tokyo	300	12
Tokio Marine Holdings Inc	4,500	90
Tokyo Electric Power Holdings *	3,500	12
Tokyo Electron Ltd	1,100	125
Tokyo Gas	1,000	20
Tokyu Corp	1,400	20
TOPPAN Inc	600	13
Toray Industries Inc	3,700	21
Toshiba	1,000	32
Tosoh Corp	700	9
TOTO Ltd	300	10
Toyota Industries Corp	300	17
Toyota Motor Corp	26,000	355
Toyota Tsusho Corp	500	21
Trend Micro Inc/Japan	300	15
Unicharm Corp	1,000	40
USS Co Ltd	500	8
Welcia Holdings	200	4
West Japan Railway Co	500	22
Yakult Honsha Co Ltd	300	23
Yamaha	300	12
Yamaha Motor Co Ltd	700	18
Yamato Holdings Co Ltd	700	12
Yaskawa Electric Corp	600	24
Yokogawa Electric Corp	600	10
Z Holdings	7,100	19
ZOZO Inc	300	6
		8,099

Luxembourg — 0.0%
Tenaris SA	1,089	16

Netherlands — 0.6%
ABN AMRO Group NV	928	15
Adyen NV *	55	88
Aegon NV	4,745	22
AerCap Holdings NV *	400	23
Airbus SE	1,446	203
Akzo Nobel NV	439	36

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ArcelorMittal	1,399	$40
ASM International	113	41
ASML Holding NV	988	626
EXOR *	259	21
Heineken	657	75
Heineken Holding NV	268	26
IMCD	136	20
ING Groep NV	9,097	112
JDE Peet's	267	8
Just Eat Takeaway.com *	485	9
Koninklijke Ahold Delhaize	2,549	88
Koninklijke DSM NV	424	56
Koninklijke KPN NV	7,942	29
Koninklijke Philips NV	2,155	45
NN Group NV	669	25
OCI	280	7
Prosus	1,958	147
Randstad NV	275	15
Universal Music Group	1,755	38
Wolters Kluwer NV	627	83
		1,898

New Zealand — 0.0%
Auckland International Airport Ltd *	2,887	16
EBOS Group	436	12
Fisher & Paykel Healthcare Corp Ltd	1,383	24
Mercury NZ	1,835	7
Meridian Energy Ltd	3,423	11
Spark New Zealand Ltd	4,282	14
		84

Norway — 0.1%
Adevinta, Cl B *	774	6
Aker BP ASA	839	20
DNB Bank	2,251	40
Equinor	2,317	66
Gjensidige Forsikring ASA	531	9
Kongsberg Gruppen	235	11
Mowi ASA	1,099	21
Norsk Hydro ASA	3,221	23
Orkla ASA	1,995	14
Salmar	174	8
Telenor ASA	1,858	23
Yara International ASA	382	15
		256

Panama — 0.0%
Copa Holdings SA, Cl A	186	17

Portugal — 0.0%
EDP - Energias de Portugal SA	7,372	41
EDP Renovaveis *	607	14
Galp Energia SGPS	1,147	14

Adviser Managed Trust / Quarterly Report / April 30, 2023

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Jeronimo Martins SGPS SA	653	$16
		85

Singapore — 0.2%
CapitaLand Ascendas REIT ‡	7,800	17
CapitaLand Ascott Trust ‡	393	–
CapitaLand Integrated Commercial Trust ‡	12,600	19
Capitaland Investment	6,900	19
City Developments Ltd	1,100	6
DBS Group Holdings Ltd	4,400	108
Genting Singapore Ltd	16,100	14
Jardine Cycle & Carriage Ltd	200	5
Keppel Corp Ltd	3,500	16
Mapletree Logistics Trust ‡	8,900	12
Mapletree Pan Asia Commercial Trust ‡	6,300	8
Oversea-Chinese Banking Corp Ltd	8,200	77
Sea Ltd ADR *	900	69
Seatrium *	102,732	9
Singapore Airlines Ltd	3,100	14
Singapore Exchange Ltd	2,000	15
Singapore Technologies Engineering	4,100	11
Singapore Telecommunications	19,900	38
United Overseas Bank Ltd	2,900	61
UOL Group Ltd	1,200	6
Venture Corp Ltd	700	9
Wilmar International Ltd	4,400	13
		546

Spain — 0.3%
Acciona	66	12
ACCIONA Energias Renovables *	175	6
ACS Actividades de Construccion y Servicios	515	18
Aena SME SA *	199	34
Amadeus IT Group SA, Cl A *	1,097	77
Banco Bilbao Vizcaya Argentaria SA	14,715	108
Banco Santander SA	41,045	144
CaixaBank SA	10,726	40
Cellnex Telecom	1,373	58
Enagas SA	661	13
Endesa SA	734	17
Ferrovial SA	1,177	37
Grifols *	792	8
Iberdrola	15,031	196
Industria de Diseno Textil SA	2,659	92
Naturgy Energy Group	386	12
Red Electrica Corp SA	940	17
Repsol SA	3,475	51
Telefonica SA	12,619	57
		997

Sweden — 0.4%
Alfa Laval	695	25
Assa Abloy AB, Cl B	2,434	58

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Atlas Copco, Cl A	6,544	$94
Atlas Copco, Cl B	3,779	48
Boliden	655	23
Electrolux, Cl B	584	9
Embracer Group, Cl B *	1,726	9
Epiroc, Cl A	1,750	35
Epiroc, Cl B	901	15
EQT AB	792	17
Essity AB, Cl B	1,475	45
Evolution	444	59
Fastighets Balder, Cl B *	1,676	8
Getinge, Cl B	523	13
H & M Hennes & Mauritz, Cl B	1,753	26
Hexagon, Cl B	4,724	54
Holmen, Cl B	249	9
Husqvarna, Cl B	1,114	10
Industrivarden, Cl A	346	10
Industrivarden AB, Cl C	409	12
Indutrade	625	15
Investment Latour, Cl B	393	8
Investor, Cl B	4,443	95
Investor, Cl A	1,197	26
Kinnevik, Cl B *	644	11
L E Lundbergforetagen AB, Cl B	202	10
Lifco, Cl B	619	14
Nibe Industrier, Cl B	3,668	41
Nordea Bank Abp	8,066	89
Sagax, Cl B	506	12
Sandvik AB	2,588	53
Securitas AB, Cl B	1,307	12
Skandinaviska Enskilda Banken AB, Cl A	4,067	46
Skanska AB, Cl B	903	15
SKF AB, Cl B	888	16
Svenska Cellulosa, Cl B	1,609	22
Svenska Handelsbanken AB, Cl A	3,873	34
Swedbank AB, Cl A	2,189	38
Swedish Orphan Biovitrum *	449	11
Tele2 AB, Cl B	1,295	14
Telefonaktiebolaget LM Ericsson, Cl B	7,052	39
Telia Co AB	6,138	17
Volvo, Cl A	532	11
Volvo AB, Cl B	3,674	76
Volvo Car, Cl B *	1,583	7
		1,311

Switzerland — 1.3%
ABB Ltd	3,840	139
Adecco Group AG	425	15
Alcon Inc	1,218	89
Bachem Holding, Cl B	88	10
Baloise Holding AG	122	21
Banque Cantonale Vaudoise	80	8
Barry Callebaut	9	19

Adviser Managed Trust / Quarterly Report / April 30, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2023

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BKW	56	$10
Chocoladefabriken Lindt & Spruengli AG	5	62
Cie Financiere Richemont SA, Cl A	1,277	211
Clariant AG	573	9
Coca-Cola HBC AG	462	14
Credit Suisse Group AG	9,565	9
EMS-Chemie Holding AG	17	14
Geberit	90	51
Givaudan	23	81
Holcim	1,351	89
Julius Baer Group Ltd	516	37
Kuehne + Nagel International AG	136	40
Logitech International	414	24
Lonza Group AG	182	113
Nestle SA	6,742	868
Novartis AG	5,302	543
Partners Group Holding AG	55	53
Roche Holding	64	22
Roche Holding AG	1,722	542
Schindler Holding	159	35
SGS	384	35
SIG Group	812	22
Sika AG	356	98
Sonova Holding AG	130	41
Straumann Holding	270	40
Swatch Group	69	24
Swatch Group AG/The	140	9
Swiss Life Holding AG	75	49
Swiss Prime Site AG	177	16
Swiss Re AG	765	77
Swisscom AG	65	45
Temenos AG	169	14
UBS Group	8,186	166
VAT Group	65	23
Zurich Insurance Group AG	368	178
		3,965

United Kingdom — 1.9%
3i Group PLC	2,450	54
Abrdn PLC	4,751	13
Admiral Group PLC	478	14
Anglo American PLC	3,098	95
Antofagasta PLC	913	17
Ashtead Group PLC	1,067	61
Associated British Foods PLC	849	21
AstraZeneca PLC	3,798	561
Auto Trader Group PLC	2,213	18
Aviva	7,443	40
BAE Systems PLC	7,533	96
Barclays PLC	40,199	81
Barratt Developments PLC	2,361	15
Berkeley Group Holdings	248	14
BP PLC	44,434	298

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
British American Tobacco PLC	5,202	$191
British Land PLC ‡	2,339	12
BT Group PLC, Cl A	18,457	37
Bunzl PLC	896	36
Burberry Group PLC	927	30
Compass Group PLC	4,288	113
Croda International PLC	336	29
DCC PLC	226	14
Diageo PLC	5,565	253
Entain PLC	1,412	26
Glencore PLC	25,171	148
GSK	9,948	180
Haleon	12,814	56
Halma PLC	911	26
Hargreaves Lansdown PLC	945	10
Hikma Pharmaceuticals PLC	438	10
HSBC Holdings PLC	48,907	353
Imperial Brands PLC	2,173	54
Informa PLC	3,546	32
InterContinental Hotels Group PLC	436	30
Intertek Group PLC	429	22
J Sainsbury PLC	4,031	14
JD Sports Fashion	6,849	14
Johnson Matthey PLC	486	12
Kingfisher PLC	4,480	14
Kingspan Group PLC	370	26
Land Securities Group PLC ‡	1,605	14
Legal & General Group PLC	14,469	43
Lloyds Banking Group PLC	164,093	99
London Stock Exchange Group PLC	922	97
M&G PLC	5,345	14
Mondi PLC	1,289	20
National Grid PLC	8,940	129
NatWest Group	12,865	42
Next PLC	310	26
Ocado Group PLC *	1,533	10
Pearson PLC	1,531	17
Persimmon PLC	848	14
Phoenix Group Holdings PLC	1,992	15
Prudential PLC	6,704	102
Reckitt Benckiser Group PLC	1,749	141
RELX PLC	4,682	156
Rentokil Initial PLC	6,106	48
Rio Tinto PLC	2,750	175
Rolls-Royce Holdings PLC *	20,224	39
Sage Group PLC/The	2,444	25
Schroders	2,079	13
Segro PLC ‡	2,909	30
Severn Trent PLC	601	22
Shell	17,296	533
Smith & Nephew PLC	2,312	38
Smiths Group PLC	842	18

Adviser Managed Trust / Quarterly Report / April 30, 2023

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Spirax-Sarco Engineering PLC	177	$25
SSE PLC	2,627	61
St. James's Place PLC	1,445	22
Standard Chartered PLC	6,205	49
Taylor Wimpey PLC	9,380	15
Tesco PLC	17,992	64
Unilever PLC	6,209	346
United Utilities Group PLC	1,630	22
Vodafone Group PLC	63,430	76
Whitbread PLC	537	22
WPP PLC	2,669	31
		5,753

United States — 78.5%
Communication Services — 6.3%
Activision Blizzard Inc *	4,840	376
Alphabet Inc, Cl A *	37,681	4,045
Alphabet Inc, Cl C *	32,765	3,546
Altice USA, Cl A *	1,354	5
AMC Entertainment Holdings Inc, Cl A	3,346	18
AT&T Inc	44,742	791
Cable One Inc	37	28
Charter Communications Inc, Cl A *	652	240
Comcast Corp, Cl A	26,156	1,082
DISH Network Corp, Cl A *	1,622	12
Electronic Arts Inc	1,694	216
Fox Corp	2,676	86
Frontier Communications Parent *	1,586	36
IAC *	497	26
Interpublic Group of Cos Inc/The	2,366	84
Liberty Broadband Corp, Cl A *	113	10
Liberty Broadband Corp, Cl C *	772	65
Liberty Media Corp-Liberty Formula One, Cl A *	136	9
Liberty Media Corp-Liberty Formula One, Cl C *	1,224	88
Liberty Media Corp-Liberty SiriusXM, Cl A *	486	14
Liberty Media -Liberty SiriusXM, Cl C *	1,002	28
Live Nation Entertainment Inc *	1,010	68
Lumen Technologies	6,651	16
Madison Square Garden Sports	123	25
Match Group *	1,804	67
Meta Platforms, Cl A *	13,936	3,349
Netflix Inc *	2,737	903
New York Times, Cl A	1,051	42
News Corp, Cl A	2,459	43
News Corp	766	14
Nexstar Media Group Inc, Cl A	235	41
Omnicom Group Inc	1,263	114
Paramount Global, Cl B	3,734	87
Paramount Global, Cl A	59	2
Pinterest, Cl A *	3,770	87
Playtika Holding *	586	6

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ROBLOX, Cl A *	2,739	$97
Roku Inc, Cl A *	788	44
Sirius XM Holdings	4,543	17
Spotify Technology *	860	115
Take-Two Interactive Software Inc *	1,016	126
T-Mobile US Inc *	3,660	527
Trade Desk Inc/The, Cl A *	2,736	176
TripAdvisor Inc *	661	12
Verizon Communications Inc	26,281	1,020
Walt Disney Co/The *	11,397	1,168
Warner Bros Discovery *	14,770	201
World Wrestling Entertainment Inc, Cl A	279	30
ZoomInfo Technologies, Cl A *	1,779	39

		19,241
Consumer Discretionary — 8.0%
ADT Inc	1,353	9
Advance Auto Parts Inc	389	49
Airbnb, Cl A *	2,360	282
Amazon.com Inc *	55,688	5,872
Aramark	1,501	52
AutoNation Inc *	218	29
AutoZone Inc *	116	309
Bath & Body Works	1,481	52
Best Buy Co Inc	1,242	93
Booking Holdings Inc *	242	650
BorgWarner Inc	1,511	73
Boyd Gaming Corp	494	34
Bright Horizons Family Solutions Inc *	372	28
Brunswick Corp/DE	468	40
Burlington Stores Inc *	394	76
Caesars Entertainment *	1,328	60
Capri Holdings Ltd *	813	34
CarMax Inc *	1,022	72
Carnival Corp *	6,316	58
Carter's Inc	241	17
Carvana Co, Cl A *	675	5
Chipotle Mexican Grill, Cl A *	171	354
Choice Hotels International Inc	208	27
Churchill Downs Inc	231	68
Columbia Sportswear Co	233	19
Darden Restaurants Inc	751	114
Deckers Outdoor Corp *	170	81
Delphi Automotive PLC *	1,689	174
Dick's Sporting Goods Inc	344	50
Domino's Pizza Inc	228	72
DoorDash, Cl A *	1,524	93
DR Horton Inc	1,973	217
DraftKings, Cl A *	2,291	50
eBay Inc	3,347	155
Etsy Inc *	809	82
Expedia Group Inc *	924	87
Five Below Inc *	353	70

Adviser Managed Trust / Quarterly Report / April 30, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2023

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Floor & Decor Holdings Inc, Cl A *	668	$66
Ford Motor Co	24,807	295
GameStop, Cl A *	1,738	34
Gap Inc/The	1,259	12
Garmin Ltd	941	92
General Motors Co	8,645	286
Gentex Corp	1,521	42
Genuine Parts Co	855	144
Grand Canyon Education *	198	23
H&R Block Inc	1,006	34
Hanesbrands Inc	2,256	12
Harley-Davidson Inc	871	32
Hasbro Inc	851	50
Hilton Worldwide Holdings Inc	1,628	234
Home Depot	6,380	1,917
Hyatt Hotels Corp, Cl A *	306	35
Kohl's Corp	751	17
Las Vegas Sands Corp *	2,034	130
Lear Corp	381	49
Leggett & Platt	861	28
Lennar Corp, Cl B	96	9
Lennar Corp, Cl A	1,549	175
Leslie's *	1,025	11
Lithia Motors, Cl A	176	39
LKQ Corp	1,524	88
Lowe's	3,781	786
Lucid Group *	3,442	27
Lululemon Athletica Inc *	700	266
Macy's Inc	1,745	28
Marriott International Inc/MD, Cl A	1,668	282
Marriott Vacations Worldwide Corp	242	33
Mattel Inc *	2,276	41
McDonald's	4,624	1,368
MGM Resorts International	1,929	87
Mister Car Wash *	511	4
Mohawk Industries Inc *	340	36
Newell Brands	2,444	30
NIKE Inc, Cl B	7,521	953
Nordstrom Inc	724	11
Norwegian Cruise Line Holdings Ltd *	2,707	36
NVR Inc *	18	105
Ollie's Bargain Outlet Holdings Inc *	404	26
O'Reilly Automotive Inc *	386	354
Peloton Interactive, Cl A *	1,995	18
Penn Entertainment *	1,000	30
Penske Automotive Group Inc	167	23
Petco Health & Wellness, Cl A *	521	5
Planet Fitness, Cl A *	540	45
Polaris	356	39
Pool Corp	246	86
PulteGroup Inc	1,383	93
PVH Corp	420	36

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
QuantumScape, Cl A *	1,669	$12
Ralph Lauren Corp, Cl A	262	30
RH *	123	31
Rivian Automotive, Cl A *	3,365	43
Ross Stores	2,136	228
Royal Caribbean Cruises Ltd *	1,426	93
Service Corp International/US	968	68
Six Flags Entertainment Corp *	481	12
Skechers USA, Cl A *	866	46
Starbucks	7,166	819
Tapestry Inc	1,463	60
Tempur Sealy International Inc	1,088	41
Tesla Inc *	16,185	2,659
Thor Industries	334	26
TJX Cos Inc/The	7,244	571
Toll Brothers Inc	687	44
TopBuild Corp *	206	46
Tractor Supply	682	163
Travel + Leisure	516	20
Ulta Beauty Inc *	311	171
Under Armour Inc, Cl C *	1,277	10
Under Armour Inc, Cl A *	1,220	11
Vail Resorts Inc	260	63
Valvoline Inc	1,145	40
VF	2,263	53
Victoria's Secret *	525	16
Wayfair Inc, Cl A *	511	18
Wendy's Co/The	1,104	24
Whirlpool Corp	345	48
Williams-Sonoma Inc	429	52
Wyndham Hotels & Resorts Inc	562	38
Wynn Resorts Ltd *	675	77
YETI Holdings Inc *	558	22
Yum! Brands Inc	1,768	249

		24,213
Consumer Staples — 5.5%
Albertsons, Cl A	1,489	31
Altria Group Inc	11,187	531
Archer-Daniels-Midland Co	3,437	268
BJ's Wholesale Club Holdings Inc *	867	66
Boston Beer Co Inc/The, Cl A *	61	19
Brown-Forman Corp, Cl B	1,188	77
Brown-Forman Corp, Cl A	294	19
Bunge	896	84
Campbell Soup Co	1,255	68
Casey's General Stores	240	55
Church & Dwight Co Inc	1,495	145
Clorox Co/The	757	125
Coca-Cola	24,436	1,568
Coca-Cola Europacific Partners	500	32
Colgate-Palmolive Co	5,158	412
Conagra Brands Inc	2,886	110

Adviser Managed Trust / Quarterly Report / April 30, 2023

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Constellation Brands Inc, Cl A	949	$218
Costco Wholesale Corp	2,770	1,394
Coty Inc, Cl A *	2,275	27
Darling Ingredients Inc *	1,036	62
Dollar General Corp	1,402	310
Dollar Tree Inc *	1,292	199
Estee Lauder Cos Inc/The, Cl A	1,429	353
Flowers Foods Inc	1,213	33
Freshpet Inc *	294	20
General Mills Inc	3,668	325
Grocery Outlet Holding *	571	17
Hershey Co/The	915	250
Hormel Foods Corp	1,856	75
Ingredion Inc	424	45
J M Smucker	630	97
Kellogg Co	1,562	109
Keurig Dr Pepper Inc	5,360	175
Kimberly-Clark	2,117	307
Kraft Heinz Co/The	4,359	171
Kroger	4,104	200
Lamb Weston Holdings Inc	881	99
McCormick & Co Inc/MD	1,542	135
Molson Coors Beverage, Cl B	1,133	67
Mondelez International Inc, Cl A	8,513	653
Monster Beverage Corp *	4,670	262
Olaplex Holdings *	805	3
PepsiCo Inc	8,653	1,652
Performance Food Group *	984	62
Philip Morris International	9,689	969
Pilgrim's Pride Corp *	301	7
Post Holdings Inc *	354	32
Procter & Gamble Co/The	14,781	2,311
Reynolds Consumer Products	352	10
Seaboard Corp	2	8
Spectrum Brands Holdings Inc	258	17
Sysco Corp	3,188	245
Target Corp	2,888	456
Tyson Foods, Cl A	1,751	109
US Foods Holding Corp *	1,306	50
Walgreens Boots Alliance Inc	4,426	156
Walmart Inc	8,894	1,343

		16,643
Energy — 3.7%
Antero Midstream	2,177	23
Antero Resources Corp *	1,836	42
APA	2,074	76
Baker Hughes a GE Co, Cl A	5,818	170
Cheniere Energy	1,561	239
Chesapeake Energy	784	65
Chevron Corp	12,108	2,041
ConocoPhillips	7,650	787
Coterra Energy	4,821	123

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Devon Energy Corp	4,066	$217
Diamondback Energy Inc	1,137	162
DT Midstream	627	31
Enviva	198	4
EOG Resources	3,645	436
EQT Corp	2,386	83
Exxon Mobil Corp	25,810	3,055
Halliburton Co	5,602	183
Hess Corp	1,764	256
HF Sinclair	873	39
Kinder Morgan Inc/DE	12,446	213
Marathon Oil Corp	3,865	94
Marathon Petroleum Corp	2,821	344
New Fortress Energy, Cl A	357	11
NOV	2,534	42
Occidental Petroleum Corp	4,996	307
ONEOK Inc	2,748	180
Ovintiv	1,611	58
PDC Energy Inc	568	37
Phillips 66	2,896	287
Pioneer Natural Resources Co	1,496	325
Range Resources Corp	1,524	40
Schlumberger Ltd	8,804	435
Southwestern Energy *	7,123	37
Targa Resources Corp	1,384	105
Texas Pacific Land	37	55
Valero Energy Corp	2,390	274
Vitesse Energy	153	3
Williams	7,634	231

		11,110
Financials — 10.6%
Affiliated Managers Group	242	35
Affirm Holdings, Cl A *	1,408	14
Aflac Inc	3,785	264
AGNC Investment Corp ‡	3,693	37
Allstate Corp/The	1,650	191
Ally Financial Inc	1,932	51
American Express Co	3,714	599
American Financial Group Inc/OH	436	53
American International Group Inc	4,660	247
Ameriprise Financial Inc	651	199
Annaly Capital Management ‡	3,026	60
Aon, Cl A	1,277	415
Apollo Global Management	3,018	191
Arch Capital Group Ltd *	2,185	164
Ares Management, Cl A	993	87
Arthur J Gallagher & Co	1,306	272
Assurant Inc	344	42
Assured Guaranty Ltd	373	20
Axis Capital Holdings Ltd	504	28
Bank of America Corp	43,941	1,287
Bank of Hawaii Corp	256	12

Adviser Managed Trust / Quarterly Report / April 30, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2023

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bank of New York Mellon Corp/The	4,595	$196
Bank OZK	724	26
Berkshire Hathaway Inc, Cl B *	11,301	3,713
BlackRock Inc, Cl A	926	622
Blackstone Group	4,419	395
Block, Cl A *	3,356	204
Blue Owl Capital, Cl A	2,691	30
BOK Financial Corp	188	16
Brighthouse Financial Inc *	444	20
Brown & Brown Inc	1,443	93
Capital One Financial Corp	2,386	232
Carlyle Group	1,340	41
Cboe Global Markets Inc	646	90
Charles Schwab Corp/The	9,481	495
Chubb	2,593	523
Cincinnati Financial Corp	937	100
Citigroup	12,084	569
Citizens Financial Group Inc	2,976	92
CME Group Inc, Cl A	2,235	415
CNA Financial Corp	177	7
Coinbase Global, Cl A *	1,034	56
Columbia Banking System Inc	1,334	28
Comerica	846	37
Commerce Bancshares Inc/MO	736	41
Corebridge Financial	519	9
Credit Acceptance Corp *	43	21
Cullen/Frost Bankers Inc	378	42
Discover Financial Services	1,693	175
East West Bancorp	916	47
Equitable Holdings	2,386	62
Erie Indemnity Co, Cl A	162	35
Euronet Worldwide Inc *	306	34
Evercore Inc, Cl A	236	27
Everest Re Group Ltd	237	90
Eversource Energy	2,129	165
F&G Annuities & Life	116	2
FactSet Research Systems Inc	232	95
Fidelity National Financial Inc	1,682	60
Fidelity National Information Services Inc	3,706	218
Fifth Third Bancorp	4,175	109
First American Financial	653	38
First Citizens BancShares, Cl A	71	71
First Hawaiian Inc	827	16
First Horizon National Corp	3,426	60
First Republic Bank/CA	1,177	4
Fiserv Inc *	3,670	448
FleetCor Technologies Inc *	438	94
FNB Corp/PA	2,259	26
Franklin Resources Inc	1,847	50
Global Payments	1,658	187
Globe Life	579	63
Goldman Sachs Group Inc/The	2,049	704

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hanover Insurance Group Inc/The	229	$27
Hartford Financial Services Group Inc/The	1,954	139
Huntington Bancshares Inc/OH	8,772	98
Interactive Brokers Group, Cl A	601	47
Intercontinental Exchange Inc	3,436	374
Invesco Ltd	2,417	41
Jack Henry & Associates	470	77
Janus Henderson Group	880	23
Jefferies Financial Group	1,297	42
JPMorgan Chase & Co	18,265	2,525
Kemper Corp	411	20
KeyCorp	6,016	68
KKR	3,572	190
Lazard Ltd, Cl A	536	17
Lincoln National	1,098	24
Loews	1,176	68
LPL Financial Holdings Inc	487	102
M&T Bank Corp	1,057	133
Markel *	81	111
MarketAxess Holdings Inc	240	76
Marsh & McLennan Cos Inc	3,091	557
Mastercard Inc, Cl A	5,327	2,024
MetLife	4,144	254
MGIC Investment Corp	1,912	28
Moody's Corp	994	311
Morgan Stanley	7,701	693
Morningstar Inc	161	29
MSCI Inc, Cl A	488	235
Nasdaq Inc	2,111	117
New York Community Bancorp Inc	4,333	46
Northern Trust Corp	1,257	98
Old Republic International Corp	1,807	46
OneMain Holdings, Cl A	743	28
PacWest Bancorp	752	8
PayPal Holdings *	7,111	540
Pinnacle Financial Partners Inc	485	26
PNC Financial Services Group Inc/The	2,504	326
Popular Inc	461	28
Primerica Inc	237	43
Principal Financial Group Inc	1,484	111
Progressive Corp/The	3,642	497
Prosperity Bancshares Inc	567	35
Prudential Financial Inc	2,300	200
Raymond James Financial Inc	1,193	108
Regions Financial Corp	5,721	104
Reinsurance Group of America Inc, Cl A	433	62
RenaissanceRe Holdings Ltd	279	60
Rithm Capital ‡	2,802	23
Robinhood Markets, Cl A *	3,638	32
Rocket, Cl A *	734	7
Ryan Specialty Holdings, Cl A *	532	22
S&P Global Inc	2,010	729

Adviser Managed Trust / Quarterly Report / April 30, 2023

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shift4 Payments, Cl A *	327	$22
SLM Corp	1,619	24
SoFi Technologies *	5,215	32
Starwood Property Trust Inc ‡	1,891	34
State Street Corp	2,214	160
Stifel Financial Corp	669	40
Synchrony Financial	2,723	80
Synovus Financial Corp	932	29
T Rowe Price Group	1,356	152
TFS Financial Corp	324	4
Toast, Cl A *	1,651	30
Tradeweb Markets, Cl A	697	49
Travelers Cos Inc/The	1,469	266
Truist Financial	8,364	272
Unum Group	1,283	54
Upstart Holdings *	457	6
US Bancorp	8,711	299
UWM Holdings	600	4
Virtu Financial Inc, Cl A	611	12
Visa Inc, Cl A	10,178	2,369
Voya Financial Inc	630	48
Webster Financial Corp	1,119	42
Wells Fargo & Co	23,986	953
Western Alliance Bancorp	684	25
Western Union Co/The	2,491	27
WEX Inc *	282	50
White Mountains Insurance Group Ltd	16	23
Willis Towers Watson PLC	664	154
Wintrust Financial Corp	388	27
WR Berkley Corp	1,333	79
Zions Bancorp NA	953	27

		32,283
Health Care — 11.2%
10X Genomics, Cl A *	596	31
Abbott Laboratories	10,727	1,185
AbbVie Inc	11,063	1,672
Acadia Healthcare Co Inc *	576	42
Agilent Technologies Inc	1,857	251
agilon health *	1,224	30
Align Technology Inc *	485	158
Alnylam Pharmaceuticals Inc *	758	151
Amedisys Inc *	207	17
AmerisourceBergen Corp, Cl A	1,005	168
Amgen Inc	3,337	800
Avantor *	3,948	77
Azenta *	479	21
Baxter International Inc	3,101	148
Becton Dickinson	1,771	468
Biogen Inc *	900	274
BioMarin Pharmaceutical Inc *	1,131	109
Bio-Rad Laboratories Inc, Cl A *	138	62
Bio-Techne Corp	1,007	80

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Boston Scientific Corp *	8,897	$464
Bristol-Myers Squibb	13,315	889
Bruker Corp	694	55
Cardinal Health	1,625	133
Catalent Inc *	1,158	58
Centene Corp *	3,397	234
Certara *	752	18
Charles River Laboratories International Inc *	326	62
Chemed Corp	95	52
Cigna Group	1,827	463
Cooper Cos Inc/The	298	114
CVS Health	8,014	587
Danaher Corp	4,047	959
DaVita Inc *	360	33
Definitive Healthcare, Cl A *	222	2
DENTSPLY SIRONA Inc	1,387	58
Dexcom *	2,423	294
Doximity, Cl A *	724	27
Edwards Lifesciences Corp *	3,844	338
Elanco Animal Health Inc *	2,883	27
Elevance Health	1,506	706
Eli Lilly	5,275	2,088
Encompass Health Corp	634	41
Enhabit *	317	4
Enovis *	328	19
Envista Holdings *	1,054	41
Exact Sciences *	1,132	73
Exelixis Inc *	2,046	37
GE HealthCare Technologies	2,280	185
Gilead Sciences Inc	7,841	645
Globus Medical Inc, Cl A *	494	29
Guardant Health *	631	14
HCA Healthcare Inc	1,344	386
Henry Schein Inc *	875	71
Hologic Inc *	1,536	132
Horizon Therapeutics *	1,365	152
Humana	788	418
ICU Medical Inc *	131	25
IDEXX Laboratories *	516	254
Illumina Inc *	985	202
Incyte *	1,182	88
Insulet Corp *	424	135
Integra LifeSciences Holdings Corp *	469	26
Intuitive Surgical Inc *	2,200	663
Ionis Pharmaceuticals Inc *	914	32
IQVIA Holdings Inc *	1,163	219
Johnson & Johnson	16,482	2,698
Laboratory Corp of America Holdings	544	123
Maravai LifeSciences Holdings, Cl A *	711	10
Masimo *	307	58
McKesson Corp	852	310

Adviser Managed Trust / Quarterly Report / April 30, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2023

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Medtronic PLC	8,351	$759
Merck & Co Inc	15,836	1,829
Mettler-Toledo International Inc *	138	206
Mirati Therapeutics *	289	13
Moderna Inc *	2,062	274
Molina Healthcare Inc *	350	104
Natera *	632	32
Neurocrine Biosciences Inc *	614	62
Novavax *	505	4
Novocure Ltd *	669	44
Oak Street Health *	754	29
Organon	1,645	40
Penumbra Inc *	231	66
PerkinElmer Inc	771	101
Pfizer Inc	35,366	1,375
Premier Inc, Cl A	762	25
QIAGEN *	1,469	66
Quest Diagnostics Inc	695	96
QuidelOrtho *	316	28
Regeneron Pharmaceuticals Inc *	647	519
Repligen Corp *	358	54
ResMed	903	218
Royalty Pharma, Cl A	2,408	85
Sarepta Therapeutics *	545	67
Seagen *	840	168
Sotera Health *	640	11
STERIS PLC	612	115
Stryker Corp	2,194	657
Syneos Health Inc, Cl A *	663	26
Tandem Diabetes Care Inc *	413	16
Teladoc Health Inc *	1,040	28
Teleflex Inc	304	83
Tenet Healthcare Corp *	688	50
Thermo Fisher Scientific	2,448	1,358
Ultragenyx Pharmaceutical Inc *	432	19
United Therapeutics Corp *	289	67
UnitedHealth Group Inc	5,858	2,883
Universal Health Services Inc, Cl B	402	60
Veeva Systems Inc, Cl A *	859	154
Vertex Pharmaceuticals Inc *	1,596	544
Viatris, Cl W	7,845	73
Waters Corp *	362	109
West Pharmaceutical Services Inc	457	165
Zimmer Biomet Holdings Inc	1,308	181
Zoetis Inc, Cl A	2,937	516

		33,874
Industrials — 7.3%
3M	3,433	365
A O Smith	810	55
Acuity Brands Inc	208	33
Advanced Drainage Systems	415	36
AECOM	852	71

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
AGCO	402	$50
Air Lease Corp, Cl A	673	27
Alaska Air Group Inc *	801	35
Allegion PLC	567	63
Allison Transmission Holdings Inc	596	29
American Airlines Group Inc *	4,181	57
AMETEK Inc	1,442	199
Armstrong World Industries Inc	293	20
Automatic Data Processing Inc	2,606	573
Avis Budget Group Inc *	165	29
Axon Enterprise Inc *	412	87
AZEK, Cl A *	720	20
Boeing *	3,461	716
Booz Allen Hamilton Holding, Cl A	850	81
Broadridge Financial Solutions Inc	714	104
Builders FirstSource Inc *	941	89
BWX Technologies Inc, Cl W	591	38
CACI International Inc, Cl A *	150	47
Carlisle Cos Inc	333	72
Carrier Global	5,242	219
Caterpillar Inc	3,251	711
Ceridian HCM Holding Inc *	886	56
CH Robinson Worldwide Inc	751	76
ChargePoint Holdings *	1,638	14
Cintas Corp	543	247
Clarivate *	3,056	27
Clean Harbors Inc *	330	48
Concentrix	275	27
Copart *	2,665	211
Core & Main, Cl A *	461	12
CoStar Group Inc *	2,516	194
Crane *	305	22
Crane NXT	305	14
CSX Corp	13,087	401
Cummins Inc	882	207
Curtiss-Wright Corp	248	42
Deere	1,696	641
Delta Air Lines Inc *	3,938	135
Donaldson Co Inc	798	51
Dover Corp	861	126
Driven Brands Holdings *	403	12
Dun & Bradstreet Holdings	1,628	18
Emerson Electric	3,532	294
Equifax Inc	749	156
Esab	328	19
Expeditors International of Washington Inc	972	111
Fastenal Co	3,598	194
FedEx Corp	1,455	331
Flowserve Corp	843	28
Fortive Corp	2,181	138
Fortune Brands Innovations	836	54
FTI Consulting Inc *	218	39

Adviser Managed Trust / Quarterly Report / April 30, 2023

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gates Industrial Corp PLC *	698	$9
Generac Holdings *	403	41
General Dynamics Corp	1,514	331
General Electric	6,769	670
Genpact Ltd	1,169	52
Grab Holdings, Cl A *	3,400	10
Graco Inc	1,087	86
GXO Logistics *	684	36
Hayward Holdings *	436	5
HEICO Corp	291	49
HEICO Corp, Cl A	511	69
Hertz Global Holdings *	1,222	20
Hexcel Corp	542	39
Honeywell International Inc	4,212	842
Howmet Aerospace	2,269	100
Hubbell Inc, Cl B	326	88
Huntington Ingalls Industries Inc	255	51
IDEX	465	96
Illinois Tool Works Inc	1,905	461
Ingersoll Rand	2,501	143
ITT Inc	540	46
Jacobs Solutions	790	91
Jardine Matheson Holdings	400	19
JB Hunt Transport Services Inc	502	88
JetBlue Airways Corp *	2,076	15
Johnson Controls International plc	4,326	259
KBR Inc	882	50
Kirby Corp *	386	28
Knight-Swift Transportation Holdings Inc, Cl A	1,010	57
L3Harris Technologies	1,192	233
Landstar System Inc	231	41
Leidos Holdings Inc	882	82
Lennox International Inc	207	58
Lincoln Electric Holdings Inc	363	61
Lockheed Martin Corp	1,422	660
Lyft, Cl A *	2,057	21
ManpowerGroup Inc	325	25
Masco Corp	1,459	78
MasTec *	395	35
Masterbrand *	836	7
MDU Resources Group	1,308	38
Mercury Systems Inc *	318	15
Middleby Corp/The *	346	49
MSA Safety Inc	239	31
MSC Industrial Direct Co Inc, Cl A	299	27
Nordson Corp	370	80
Norfolk Southern	1,413	287
Northrop Grumman Corp	898	414
nVent Electric PLC	1,069	45
Old Dominion Freight Line Inc	622	199
Oshkosh Corp	425	33

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Otis Worldwide	2,611	$223
Owens Corning	604	65
PACCAR Inc	3,209	240
Parker-Hannifin Corp	804	261
Paychex Inc	2,022	222
Paycom Software Inc *	312	91
Paycor HCM *	354	8
Paylocity Holding Corp *	257	50
Plug Power Inc *	3,362	30
Quanta Services Inc	877	149
Raytheon Technologies	9,190	918
Regal Rexnord	428	56
Republic Services Inc, Cl A	1,275	184
Ritchie Bros Auctioneers	455	26
Robert Half International Inc	684	50
Rockwell Automation Inc	719	204
Rollins Inc	1,500	63
RXO *	663	12
Ryder System Inc	314	25
Schneider National Inc, Cl B	350	9
Science Applications International	356	36
Sensata Technologies Holding PLC	979	43
SiteOne Landscape Supply *	288	43
Snap-on	340	88
Southwest Airlines Co	3,633	110
Spirit AeroSystems Holdings Inc, Cl A	676	20
SS&C Technologies Holdings	1,428	84
Stanley Black & Decker Inc	956	83
Stericycle Inc *	593	27
Sunrun *	1,348	28
Tetra Tech	340	47
Textron Inc	1,271	85
Timken Co/The	396	30
Toro	676	70
Trane Technologies	1,444	268
TransDigm Group	322	246
TransUnion	1,246	86
Trex Co Inc *	713	39
Uber Technologies *	11,948	371
U-Haul Holding	58	4
U-Haul Holding, Cl B	524	28
Union Pacific Corp	3,840	751
United Continental Holdings Inc *	1,987	87
United Parcel Service Inc, Cl B	4,594	826
United Rentals Inc	431	156
Univar Solutions *	1,041	37
Valmont Industries Inc	136	40
Verisk Analytics, Cl A	970	188
Vertiv Holdings, Cl A	1,965	29
Waste Management Inc	2,557	425
Watsco Inc	213	74
WESCO International Inc	288	41

Adviser Managed Trust / Quarterly Report / April 30, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2023

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Westinghouse Air Brake Technologies	1,110	$108
WillScot Mobile Mini Holdings *	1,317	60
Woodward	381	37
WW Grainger Inc	282	196
XPO *	663	29
Xylem Inc/NY	1,099	114

		22,061
Information Technology — 19.3%
Adobe Inc *	2,859	1,079
Advanced Micro Devices Inc *	10,096	902
Akamai Technologies Inc *	1,003	82
Allegro MicroSystems *	429	15
Alteryx Inc, Cl A *	389	16
Amdocs Ltd	718	66
Amphenol Corp, Cl A	3,684	278
Analog Devices Inc	3,156	568
ANSYS Inc *	543	170
Apple	94,189	15,982
Applied Materials Inc	5,253	594
AppLovin, Cl A *	1,417	24
Arista Networks Inc *	1,546	248
Arrow Electronics Inc *	353	40
Aspen Technology *	175	31
Atlassian, Cl A *	931	138
Autodesk Inc *	1,369	267
Avnet Inc	589	24
Bentley Systems, Cl B	1,091	46
BILL Holdings *	640	49
Black Knight Inc *	1,001	55
Broadcom Inc	2,472	1,549
Cadence Design Systems Inc *	1,697	355
CCC Intelligent Solutions Holdings *	1,106	10
CDW Corp/DE	832	141
Ciena Corp *	954	44
Cirrus Logic Inc *	355	30
Cisco Systems Inc	25,708	1,215
Cloudflare, Cl A *	1,730	81
Cognex Corp	1,125	54
Cognizant Technology Solutions Corp, Cl A	3,208	192
Coherent *	768	26
Confluent, Cl A *	804	18
Corning	4,666	155
Crowdstrike Holdings, Cl A *	1,361	163
CyberArk Software *	100	12
Datadog, Cl A *	1,625	110
Dell Technologies Inc, Cl C	1,459	63
DocuSign, Cl A *	1,279	63
Dolby Laboratories Inc, Cl A	395	33
DoubleVerify Holdings *	475	14
Dropbox, Cl A *	1,737	35
DXC Technology Co *	1,489	36
Dynatrace *	1,288	54

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Elastic *	501	$29
Enphase Energy Inc *	815	134
Entegris Inc	961	72
EPAM Systems Inc *	335	95
F5 *	385	52
Fair Isaac Corp *	149	108
First Solar *	654	119
Five9 *	453	29
Fortinet Inc *	4,053	256
Gartner Inc *	473	143
Gen Digital	3,301	58
GLOBALFOUNDRIES *	410	24
Globant *	264	41
GoDaddy Inc, Cl A *	1,013	77
Guidewire Software Inc *	531	40
Hewlett Packard Enterprise Co	7,883	113
HP Inc	6,243	185
HubSpot Inc *	284	120
Informatica, Cl A *	238	4
Intel Corp	25,869	804
International Business Machines Corp	5,622	711
Intuit Inc	1,722	765
IPG Photonics Corp *	211	24
Jabil Inc	851	67
Jamf Holding *	428	8
Juniper Networks Inc	2,069	62
Keysight Technologies *	1,119	162
KLA	861	333
Kyndryl Holdings *	1,323	19
Lam Research Corp	840	440
Lattice Semiconductor Corp *	878	70
Littelfuse Inc	156	38
Lumentum Holdings *	441	21
Manhattan Associates Inc *	402	67
Marvell Technology	5,318	210
Microchip Technology Inc	3,345	244
Micron Technology Inc	6,765	435
Microsoft Corp	46,891	14,408
MKS Instruments Inc	371	31
MongoDB, Cl A *	404	97
Monolithic Power Systems Inc	282	130
Motorola Solutions Inc	1,035	302
National Instruments Corp	847	49
nCino *	451	11
NCR Corp *	823	18
NetApp Inc	1,407	89
New Relic Inc *	345	25
Nutanix Inc, Cl A *	1,487	36
NVIDIA Corp	14,820	4,112
Okta, Cl A *	979	67
ON Semiconductor Corp *	2,717	196
Oracle Corp	9,556	905

Adviser Managed Trust / Quarterly Report / April 30, 2023

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Palantir Technologies, Cl A *	11,216	$87
Palo Alto Networks Inc *	1,850	338
Pegasystems Inc	268	12
Procore Technologies *	460	25
PTC Inc *	682	86
Pure Storage Inc, Cl A *	1,821	42
Qorvo Inc *	655	60
QUALCOMM Inc	7,003	818
RingCentral, Cl A *	552	15
Roper Technologies	664	302
Salesforce *	6,020	1,194
SentinelOne, Cl A *	1,236	20
ServiceNow Inc *	1,266	582
Skyworks Solutions Inc	1,002	106
Smartsheet, Cl A *	823	34
Snowflake, Cl A *	1,925	285
Splunk *	991	85
Synopsys Inc *	948	352
TD SYNNEX	302	27
Teledyne Technologies *	284	118
Teradata Corp *	662	26
Teradyne Inc	956	87
Texas Instruments Inc	5,674	949
Thoughtworks Holding *	551	3
Trimble Inc *	1,594	75
Twilio, Cl A *	1,128	59
Tyler Technologies Inc *	251	95
Ubiquiti	27	6
UiPath, Cl A *	2,440	34
Unity Software *	1,438	39
Universal Display Corp	281	38
VeriSign Inc *	570	126
Viasat *	465	16
VMware, Cl A *	1,319	165
Vontier	1,022	28
Western Digital Corp *	2,058	71
Wolfspeed *	797	37
Workday Inc, Cl A *	1,253	233
Zebra Technologies Corp, Cl A *	315	91
Zoom Video Communications, Cl A *	1,549	95
Zscaler Inc *	546	49

		58,692
Materials — 2.2%
Air Products & Chemicals Inc	1,379	406
Albemarle Corp	720	134
Alcoa Corp	1,144	43
Amcor	9,330	102
AptarGroup Inc	424	50
Ardagh Metal Packaging	965	4
Ashland	328	33
Avery Dennison	496	87
Axalta Coating Systems Ltd *	1,429	45

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ball	1,886	$100
Berry Global Group Inc	811	47
Celanese Corp, Cl A	701	74
CF Industries Holdings Inc	1,194	85
Chemours Co/The	970	28
Cleveland-Cliffs Inc *	3,308	51
Corteva	4,494	275
Crown Holdings Inc	745	64
Dow Inc	4,417	240
DuPont de Nemours	2,838	198
Eagle Materials Inc	237	35
Eastman Chemical Co	774	65
Ecolab Inc	1,558	262
Element Solutions Inc	1,459	27
FMC Corp	769	95
Freeport-McMoRan	8,870	336
Ginkgo Bioworks Holdings *	5,653	7
Graphic Packaging Holding Co	1,980	49
Huntsman Corp	1,180	32
International Flavors & Fragrances Inc	1,571	152
International Paper Co	2,300	76
Linde	3,090	1,142
Louisiana-Pacific Corp	460	28
LyondellBasell Industries NV, Cl A	1,583	150
Martin Marietta Materials	383	139
Mosaic Co/The	2,074	89
MP Materials *	587	13
NewMarket Corp	38	15
Newmont	4,989	237
Nucor Corp	1,609	238
Olin Corp	817	45
Packaging Corp of America	591	80
PPG Industries Inc	1,472	206
Reliance Steel & Aluminum Co	356	88
Royal Gold Inc	424	56
RPM International Inc	826	68
Scotts Miracle-Gro Co/The, Cl A	261	17
Sealed Air Corp	944	45
Sherwin-Williams Co/The	1,489	354
Silgan Holdings	544	27
Sonoco Products Co	630	38
Southern Copper Corp	553	43
SSR Mining	1,334	19
Steel Dynamics	1,020	106
United States Steel Corp	1,503	34
Vulcan Materials	815	143
Westlake	214	24
Westrock	1,641	49

		6,695
Real Estate — 2.3%
Alexandria Real Estate Equities Inc ‡	1,065	132
American Homes 4 Rent, Cl A ‡	1,993	66

Adviser Managed Trust / Quarterly Report / April 30, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2023

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
American Tower, Cl A ‡	2,896	$592
Americold Realty Trust ‡	1,740	51
Apartment Income ‡	969	36
AvalonBay Communities Inc ‡	861	155
Boston Properties Inc ‡	1,015	54
Brixmor Property Group Inc ‡	1,931	41
Camden Property Trust ‡	671	74
CBRE Group Inc, Cl A *	1,941	149
Cousins Properties ‡	978	21
Crown Castle ‡	2,685	331
CubeSmart ‡	1,447	66
Digital Realty Trust Inc ‡	1,790	177
Douglas Emmett Inc ‡	1,094	14
EastGroup Properties Inc ‡	266	44
EPR Properties ‡	479	20
Equinix Inc ‡	575	416
Equity LifeStyle Properties Inc ‡	1,150	79
Equity Residential ‡	2,280	144
Essex Property Trust Inc ‡	391	86
Extra Space Storage Inc ‡	814	124
Federal Realty Investment Trust ‡	520	51
First Industrial Realty Trust Inc ‡	853	45
Gaming and Leisure Properties Inc ‡	1,581	82
Healthcare Realty Trust, Cl A ‡	2,455	49
Healthpeak Properties ‡	3,491	77
Highwoods Properties Inc ‡	672	15
Hongkong Land Holdings	2,500	11
Host Hotels & Resorts Inc ‡	4,583	74
Howard Hughes Corp/The *	237	18
Hudson Pacific Properties Inc ‡	891	5
Invitation Homes Inc ‡	3,749	125
Iron Mountain ‡	1,764	97
JBG SMITH Properties ‡	692	10
Jones Lang LaSalle Inc *	309	43
Kilroy Realty Corp ‡	752	22
Kimco Realty ‡	3,910	75
Lamar Advertising Co, Cl A ‡	560	59
Life Storage Inc ‡	545	73
Medical Properties Trust Inc ‡	3,845	34
Mid-America Apartment Communities ‡	703	108
National Retail Properties ‡	1,154	50
National Storage Affiliates Trust ‡	550	21
Omega Healthcare Investors Inc ‡	1,521	41
Opendoor Technologies *	3,026	4
Park Hotels & Resorts ‡	1,443	18
Prologis Inc ‡	5,750	720
Public Storage ‡	971	286
Rayonier Inc ‡	943	30
Realty Income Corp ‡	3,939	248
Regency Centers Corp ‡	1,109	68
Rexford Industrial Realty ‡	1,189	66
SBA Communications Corp, Cl A ‡	665	173

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Simon Property Group Inc ‡	2,043	$232
SL Green Realty ‡	414	10
Spirit Realty Capital Inc ‡	901	35
Sun Communities Inc ‡	745	104
UDR Inc ‡	2,096	87
Ventas Inc ‡	2,449	118
VICI Properties Inc, Cl A ‡	6,207	211
Vornado Realty Trust ‡	1,142	17
Welltower ‡	2,960	234
WeWork, Cl A *	1,383	1
Weyerhaeuser Co ‡	4,530	136
WP Carey Inc ‡	1,335	99
Zillow Group Inc, Cl C *	1,022	45
Zillow Group Inc, Cl A *	365	16

		7,015
Utilities — 2.1%
AES Corp/VA	4,079	96
Alliant Energy Corp	1,527	84
Ameren Corp	1,586	141
American Electric Power Co Inc	3,197	295
American Water Works	1,204	178
Atmos Energy Corp	893	102
Avangrid Inc	459	18
Brookfield Renewable, Cl A	827	28
CenterPoint Energy	3,870	118
CMS Energy Corp	1,776	111
Consolidated Edison Inc	2,223	219
Constellation Energy	2,015	156
Dominion Energy Inc	5,175	296
DTE Energy	1,188	134
Duke Energy	4,802	475
Edison International	2,323	171
Entergy Corp	1,250	134
Essential Utilities	1,498	64
Evergy Inc	1,355	84
Exelon Corp	6,238	265
FirstEnergy Corp	3,344	133
Hawaiian Electric Industries	704	28
IDACORP Inc	326	36
National Fuel Gas	567	32
NextEra Energy	12,418	952
NiSource Inc	2,629	75
NRG Energy Inc	1,291	44
OGE Energy	1,293	48
PG&E *	10,175	174
Pinnacle West Capital Corp	731	57
PPL Corp	4,533	130
Public Service Enterprise Group	3,111	197
Sempra Energy	1,980	308
Southern Co/The	6,783	499
UGI Corp	1,355	46
Vistra	2,543	61

Adviser Managed Trust / Quarterly Report / April 30, 2023

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WEC Energy Group	1,972	$190
Xcel Energy Inc	3,419	239

		6,418
		238,245

Total Common Stock
(Cost $276,647) ($ Thousands)		278,183

PREFERRED STOCK — 0.1%
Germany — 0.1%
Bayerische Motoren Werke AG (A)	136	14
Dr Ing hc F Porsche * (A)	302	38
Henkel AG & Co KGaA (A)	473	38
Porsche Automobil Holding SE (A)	365	20
Sartorius AG (A)	58	23
Volkswagen AG (A)	451	62
		195

Total Preferred Stock
(Cost $195) ($ Thousands)		195

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUND — 0.0%
United States — 0.0%
SPDR S&P 500 ETF Trust	359	$149

Total Exchange Traded Fund
(Cost $142) ($ Thousands)		149

CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Institutional Class
4.610% **†	567,734	568
Total Cash Equivalent

(Cost $568) ($ Thousands)		568

Total Investments — 91.9%
(Cost $277,552) ($ Thousands)		$279,095

A list of the open futures contracts held by the Fund at April 30, 2023 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
MSCI EAFE Index	7	Jun-2023	$744	$752	$8
MSCI Emerging Markets	207	Jun-2023	9,968	10,187	219
NASDAQ 100 Index E-MINI	1	Jun-2023	239	267	28
Russell 2000 Index E-MINI	1	Jun-2023	87	89	2
Russell 2000 Index E-MINI	110	Jun-2023	10,138	9,761	(377)
S&P 500 Index E-MINI	17	Jun-2023	3,455	3,560	105
S&P Mid Cap 400 Index E-MINI	1	Jun-2023	247	250	3
			$24,878	$24,866	$(12)

Percentages are based on a Net Assets of $303,564 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	There is currently no rate available.

ADR — American Depositary Receipt
Cl — Class
EAFE — Europe, Australasia and Far East
ETF — Exchange-Traded Fund
Ltd — Limited
MSCI — Morgan Stanley Capital International
NASDAQ – National Association of Securities Dealers and Automated Quotations
PLC — Public Limited Company
REIT — Real Estate Investment Trust
S&P— Standard & Poor's
SPDR — Standard & Poor's Depository Receipt

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	278,183	–	–	278,183
Preferred Stock	157	38	–	195
Exchange Traded Fund	149	–	–	149
Cash Equivalent	568	–	–	568
Total Investments in Securities	279,057	38	–	279,095

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	365	–	–	365
Unrealized Depreciation	(377)	–	–	(377)
Total Other Financial Instruments	(12)	–	–	(12)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Adviser Managed Trust / Quarterly Report / April 30, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2023

Diversified Equity Fund (Concluded)

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended April 30, 2023 ($ Thousands):

Security Description	Value 7/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 4/30/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$—	$11,772	$(11,204)	$—	$—	$568	$17	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

Adviser Managed Trust / Quarterly Report / April 30, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2023

Enhanced Fixed Income Fund

Description	Shares	Market Value ($ Thousands)
EXCHANGE-TRADED FUNDS — 99.2%
SPDR Bloomberg Emerging Markets USD Bond ETF	797,653	$19,050
SPDR Portfolio High Yield Bond ETF	829,513	19,029

Total Exchange-Traded Funds
(Cost $38,960) ($ Thousands)		38,079

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Institutional Class
4.610%**†	148,058	148

Total Cash Equivalent
(Cost $148) ($ Thousands)		148

Total Investments in Securities — 99.6%
(Cost $39,108) ($ Thousands)		$38,227

Percentages are based on Net Assets of $38,372 ($ Thousands).
†	Investment in Affiliated Security.
**	The rate reported is the 7-day effective yield as of April 30, 2023.

ETF — Exchange-Traded Fund
SPDR — Standard & Poor's Depository Receipt
USD — U.S. Dollar

As of April 30, 2023, all of the Fund's investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended April 30, 2023 ($ Thousands):

Security Description	Value 7/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 4/30/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$—	$1,468	$(1,320)	$—	$—	$148	$2	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

Adviser Managed Trust / Quarterly Report / April 30, 2023